Corporate and Group Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Corporate and Group Information [Abstract]
Net loss for the period	$ (4,321,935)	$ (5,934,127)
Net operating cash outflow	(1,837,356)	$ (916,066)
Negative working capital	(17,168,978)
Accumulated deficit	$ (121,525,677)		$ (117,208,018)